Employee Benefit Plans (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Outstanding at beginning of year	152,080	0
Grants	20,000	152,080
Exercised	0	0
Outstanding at year end	172,080	152,080
Exercisable at year end	30,416	0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Outstanding at beginning of year	$ 16.72	$ 0
Grants	17.58	16.72
Exercised	0	0
Outstanding at year end	16.82	16.72
Exercisable at year end	16.72	0
2017 Equity Incentive Plan | Maximum | $16.69-$16.72
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range Upper Range Limit	16.72	16.72
2017 Equity Incentive Plan | Maximum | $17.52-$17.75
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range Upper Range Limit	17.75
2017 Equity Incentive Plan | Maximum | $16.69-$17.75
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range Upper Range Limit	17.75
2017 Equity Incentive Plan | Minimum | $16.69-$16.72
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range Lower Range Limit	16.69	$ 16.69
2017 Equity Incentive Plan | Minimum | $17.52-$17.75
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range Lower Range Limit	17.52
2017 Equity Incentive Plan | Minimum | $16.69-$17.75
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range Lower Range Limit	$ 16.69